SCHEDULE IV MORTGAGE LOANS ON REAL ESTATE	12 Months Ended
Dec. 31, 2015
Mortgage Loans On Real Estate [Abstract]
MORTGAGE LOANS ON REAL ESTATE

SCHEDULE IV MORTGAGE LOANS ON REAL ESTATE

OMEGA HEALTHCARE INVESTORS, INC.

December 31, 2015

Grouping	Description (1)	Interest Rate	Final Maturity Date	Periodic Payment Terms	Prior Liens	Face Amount of Mortgages	Carrying Amount of Mortgages (2) (3)	Principal Amount of Loans Subject to Delinquent Principal or Interest

1	Florida (3 SNF facilities)	11.04%	2030	Interest payable monthly	None	$15,900,000	$15,780,156
2	Louisiana (1 AL facility)	8.75%	2018	Interest payable monthly	None	2,939,312	2,939,312
3	Maryland (7 SNF facilities)	11.00%	2023	Interest payable monthly	None	74,927,751	69,927,759
4	Maryland (1 SNF facility)	12.00%	2046	Interest payable monthly	None	10,000,000	10,000,000	-
5	Maryland (1 SNF facility)	12.00%	2046	Interest payable monthly	None	9,500,000	9,500,000	-
6	Maryland (1 SNF facility)	12.00%	2046	Interest payable monthly	None	5,500,000	5,500,000	-
7	Michigan (31 SNF facilities)	9.23%	2029	Interest plus $96,000 of principal payable monthly	None	415,000,000	413,399,042
8	Michigan (1 SNF facility)	10.51%	2021	Interest payable monthly	None	3,382,260	3,382,260	-
9	Michigan (1 SNF facility)	10.00%	2029	Interest payable monthly	None	692,446	692,446	-
10	Michigan (1 SNF facility)	10.00%	2029	Interest payable monthly	None	439,925	439,925	-
11	Michigan (1 SNF facility)	10.25%	2021	Interest payable monthly	None	3,521,113	3,521,113	-
12	Michigan (1 SNF facility)	10.00%	2029	Interest payable monthly	None	175,900	175,900	-
13	Michigan (1 SNF facility)	10.00%	2029	Interest payable monthly	None	49,008	49,008	-
14	Michigan (1 SNF facility)	10.00%	2029	Interest payable monthly	None	66,087	66,087	-
15	Michigan (1 SNF facility)	10.00%	2029	Interest payable monthly	None	674,541	674,541	-
16	Michigan (1 SNF facility)	10.00%	2029	Interest payable monthly	None	384,343	384,343	-
17	Michigan (1 SNF facility)	12.00%	2046	Interest payable monthly	None	1,500,000	1,500,000	-
18	Missouri (1 SNF facility) and Tennessee ( 1 SNF facility)	8.35%	2015	Interest plus $8,800 of principal payable monthly	None	6,997,610	6,445,399
19	Ohio (2 SNF facilities) and Pennsylvania (5 SNF and 2 AL facilities)	9.64%	2024	Interest payable monthly	None	112,500,000	112,500,000	-
20	Ohio (1 SNF facility)	12.00%	2022	Interest plus $2,400 of principal payable monthly	None	6,112,406	6,023,197
		12.00%	2022	Interest payable monthly	None	345,011	345,011	-
		12.00%	2022	Interest payable monthly	None	796,397	796,397	-
		12.00%	2022	Interest payable monthly	None	112,100	112,100	-
		12.00%	2022	Interest payable monthly	None	194,806	194,806	-
21	Ohio (1 SNF facility)	11.42%	2018	Interest payable monthly	None	11,874,013	12,508,966
22	South Carolina (1 AL facility)	8.75%	2018	Interest payable monthly	None	1,134,935	1,134,935	-
23	Virginia (1 AL facility)	8.75%	2018	Interest payable monthly	None	1,802,533	1,802,533	-

						$686,522,497	$679,795,236

(1)	Mortgage loans included in this schedule represent first mortgages on facilities used in the delivery of long-term healthcare of which such facilities are located in the states indicated.
(2)	The aggregate cost for federal income tax purposes is equal to the carrying amount.

	Year Ended December 31,
(3)	2013	2014	2015
Balance at beginning of period	$238,621,161	$241,514,812	$648,078,550
Additions during period - Placements	3,378,357	529,547,836	33,288,320
Deductions during period - collection of principal/other	(484,706)	(122,984,098)	(1,571,634)
Balance at close of period	$241,514,812	$648,078,550	$679,795,236